SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule II - Valuation and Qualifying Accounts

		Additions
	Balance at	Charged to	Charged to	Other		Balance at
	Beginning of	Costs and	Other	Additions		End of
	Year	Expense	Accounts	(Deductions)		Year
Reserves and allowances deducted
from asset accounts:
Valuation allowance for deferred tax assets
Year Ended December 31, 2015	$2,434	$1,749	$—	$—		$4,183
Year Ended December 31, 2014	2,487	(53)	—	—		2,434
Year Ended December 31, 2013	2,443	44	—	—		2,487

Reserves for non-income taxes:
Year Ended December 31, 2015	$93	$9	$—	$(19)	[a]	$83
Year Ended December 31, 2014	78	16	—	(1)	[a]	93
Year Ended December 31, 2013	80	35	(1)	(36)	[a]	78